Net Loss Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Abstract]
Net loss attributable to the shareholders of Teekay Corporation	$ (80,152)	$ (77,809)	$ (125,408)	$ (126,592)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore (note 9e)	0	(4,993)	0	(4,993)
Net loss attributable to the shareholders of Teekay Corporation - basic and diluted	$ (80,152)	$ (82,802)	$ (125,408)	$ (131,585)
Weighted average number of common shares	86,259,207	72,945,635	86,217,567	72,844,031
Dilutive effect of stock-based compensation (shares)	0	0	0	0
Common stock and common stock equivalents (in shares)	86,259,207	72,945,635	86,217,567	72,844,031
Loss per common share:
Basic (in usd per share)	$ (0.93)	$ (1.14)	$ (1.45)	$ (1.81)
Diluted (in usd per share)	$ (0.93)	$ (1.14)	$ (1.45)	$ (1.81)